Note 9 - Capital Stock (Details Textual) - USD ($)							3 Months Ended	12 Months Ended
	Dec. 22, 2017	Jul. 28, 2017	Apr. 07, 2017	Mar. 14, 2017	Dec. 29, 2016	Aug. 25, 2016	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Stock Issued During Period, Shares, Issued for Financing, Net of Cost		1,502,691	2,902,682		791,373	3,342,480
Proceeds from Issuance of Common Stock		$ 3,320,000	$ 3,250,000		$ 880,086	$ 3,875,500		$ 6,570,000	$ 4,755,586
Payments of Stock Issuance Costs		$ 23,822	$ 32,754		$ 8,706	$ 29,310		56,576	115,635
Settlement of Liabilities, Amout				$ 50,000
Stock Issued During Period, Shares, Issued for Services	112,314			43,613
Stock Issued During Period, Value, Issued for Services	$ 230,131			$ 45,000				275,131	15,741
Gain (Loss) on Settlement of Liabilities							$ 5,000	$ 5,000